Summary of significant accounting policies (Details 3)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	$ 40,753,476	¥ 290,441,871	¥ 263,642,156
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 40,753,476	¥ 290,441,871	¥ 263,642,156